Income Taxes (Details) - Schedule of tax effects of significant portions of the deferred tax asset - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets:
Bad debt allowance	$ 436,583	$ 414,710
Total	$ 436,583	$ 414,710